Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation [Abstract]
Risk-free interest rate	1.43%	1.95%	2.42%
Expected dividend yield	3.86%	3.50%	3.60%
Volatility factor	30.76%	45.40%	48.75%
Expected life of option	7 years	7 years	8 years